CONCENTRATION OF CREDIT RISK	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 12: CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At September 30, 2012 and December 31, 2011, the Company had $418,570 and $2,660,821 in excess of the FDIC insured limit, respectively.

NOTE 12: CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At December 31, 2011 and 2010, the Company had $2,660,821 and $0 in excess of the FDIC insured limit.